Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Investments		$ 210
Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Investments	$ 172,604	210
Short-term Investments	172,604	210,000
Long-Term Debt	0	(21,184)
Asset, Held-for-Sale, Not Part of Disposal Group	11,910	0
Level 2 | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance Lease, Liability	(139,599)	(532,760)
Level 2 | Carrying Amount Asset (Liability) | Related Party
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in and loan to equity-accounted investment (note 4)	2,880	6,780
Level 2 | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance Lease, Liability	(143,968)	(533,977)
Recurring | Level 1 | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	480,771	316,706
Recurring | Level 1 | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	480,771	316,706
Recurring | Level 2 | Interest Rate Swap Agreements | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	0	3,709
Recurring | Level 2 | Interest Rate Swap Agreements | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	0	3,709
Private [Member] | Level 2 | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-Term Debt	0	(21,184)
Private [Member] | Level 2 | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	$ 0	$ 21,078